Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 6.6%
Banks - 1.5%
BAC Capital Trust XIV
3-Month LIBOR + 0.40%, 4.00% (A), 02/16/2022 (B) (C)	$ 394,000	$ 384,455
Banco Santander Chile
3.18%, 10/26/2031 (C) (D)	463,000	460,546
Bank of America Corp.
4.18%, 11/25/2027	150,000	161,088
Citigroup, Inc.
Fixed until 11/03/2031, 2.52% (A), 11/03/2032	170,000	163,772
Intesa Sanpaolo SpA
Fixed until 06/01/2041, 4.95% (A), 06/01/2042 (D)	215,000	205,400
Natwest Group PLC
Fixed until 08/28/2030, 3.03% (A), 11/28/2035	200,000	190,243

		1,565,504

Capital Markets - 0.4%
Goldman Sachs Group, Inc.
Fixed until 07/21/2031, 2.38% (A), 07/21/2032	350,000	331,894
Morgan Stanley
Fixed until 09/16/2031, 2.48% (A), 09/16/2036	55,000	51,104

		382,998

Chemicals - 0.2%
Westlake Chemical Corp.
3.38%, 08/15/2061	230,000	206,855

Commercial Services & Supplies - 0.2%
Triton Container International Ltd.
3.15%, 06/15/2031 (D)	274,000	268,981

Consumer Finance - 0.2%
Ford Motor Credit Co. LLC
2.90%, 02/16/2028	203,000	193,175

Food Products - 0.2%
Smithfield Foods, Inc.
5.20%, 04/01/2029 (D)	200,000	223,233

Insurance - 0.6%
Enstar Group Ltd.
3.10%, 09/01/2031	197,000	186,498
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 2.28% (A), 02/12/2067 (D)	487,000	467,636

		654,134

Leisure Products - 0.1%
Brunswick Corp.
2.40%, 08/18/2031	171,000	159,009

Metals & Mining - 1.2%
AngloGold Ashanti Holdings PLC
3.75%, 10/01/2030 (C)	200,000	196,260

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Glencore Funding LLC
2.63%, 09/23/2031 (D)	$ 462,000	$ 432,154
2.85%, 04/27/2031 (D)	200,000	191,195
Teck Resources Ltd.
6.25%, 07/15/2041	368,000	465,644
Vale Overseas Ltd.
3.75%, 07/08/2030	49,000	49,686

		1,334,939

Multiline Retail - 0.1%
Nordstrom, Inc.
4.25%, 08/01/2031 (C)	66,000	61,029

Oil, Gas & Consumable Fuels - 1.8%
Apache Corp.
4.25%, 01/15/2030	140,000	141,680
Cenovus Energy, Inc.
4.25%, 04/15/2027	166,000	177,567
Diamondback Energy, Inc.
4.40%, 03/24/2051	221,000	240,739
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (A), 07/15/2077	397,000	405,043
Energy Transfer LP
4.95%, 05/15/2028	169,000	182,840
Fixed until 02/15/2023 (B), 6.25% (A) (C)	375,000	330,937
Enterprise Products Operating LLC
3.70%, 01/31/2051	152,000	149,557
Fixed until 08/16/2027, 5.25% (A), 08/16/2077	132,000	132,200
Williams Cos., Inc.
3.50%, 10/15/2051 (C)	170,000	159,833

		1,920,396

Semiconductors & Semiconductor Equipment - 0.1%
Broadcom, Inc.
2.60%, 02/15/2033 (D)	150,000	138,460

Total Corporate Debt Securities (Cost $7,186,070)		7,108,713

FOREIGN GOVERNMENT OBLIGATIONS - 10.1%
Australia - 2.8%
Australia Government Bond
0.75%, 11/21/2027 (E)	AUD 1,200,000	998,951
2.50%, 09/20/2030 (E)	1,775,000	1,996,062

		2,995,013

Canada - 1.7%
Canadian Government Real Return Bond
4.25%, 12/01/2026	CAD 1,929,092	1,875,370

Mexico - 0.3%
Mexico Government International Bond
4.28%, 08/14/2041	$ 351,000	343,103

New Zealand - 3.0%
New Zealand Government Inflation-Linked Bond
2.00%, 09/20/2025 (E)	NZD 3,900,000	3,173,519

Spain - 0.8%
Spain Government Inflation-Linked Bond
0.70%, 11/30/2033 (E)	EUR 643,536	868,323

Transamerica Funds	Page 1

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Kingdom - 1.5%
U.K. Inflation-Linked Gilt
0.13%, 03/22/2024 - 03/22/2044 (E)	GBP 933,267	$ 1,596,414

Total Foreign Government Obligations (Cost $10,289,757)		10,851,742

U.S. GOVERNMENT OBLIGATIONS - 82.5%
U.S. Treasury - 2.6%
U.S. Treasury Note
0.75%, 12/31/2023 (C)	$ 2,800,000	2,778,891

U.S. Treasury Inflation-Protected Securities - 79.9%
U.S. Treasury Inflation-Indexed Bond
0.13%, 02/15/2051	480,339	516,965
0.25%, 02/15/2050	1,080,940	1,194,213
0.63%, 02/15/2043	54,394	63,213
0.75%, 02/15/2042 - 02/15/2045	2,668,465	3,172,722
1.00%, 02/15/2046 - 02/15/2048	4,200,172	5,392,957
1.38%, 02/15/2044	2,205,990	2,948,559
1.75%, 01/15/2028	2,739,284	3,206,710
2.00%, 01/15/2026	2,989,384	3,396,844
2.13%, 02/15/2040 - 02/15/2041	3,045,026	4,425,288
2.38%, 01/15/2025 - 01/15/2027	4,968,423	5,730,992
2.50%, 01/15/2029	1,125,990	1,403,954
3.38%, 04/15/2032	565,830	816,331
3.63%, 04/15/2028	816,154	1,059,295
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2022 (F)	0	0
0.13%, 07/15/2022 - 07/15/2031	20,754,577	21,773,018
0.25%, 01/15/2025	3,167,937	3,353,270
0.38%, 07/15/2023 - 07/15/2027	12,218,813	13,020,410
0.50%, 01/15/2028	2,478,538	2,708,093

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Indexed Note (continued)
0.63%, 04/15/2023 - 01/15/2026	$ 10,048,482	$ 10,648,490
0.75%, 07/15/2028	1,107,110	1,237,138

		86,068,462

Total U.S. Government Obligations (Cost $82,027,306)		88,847,353

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.4%
Money Market Fund - 0.4%
State Street Institutional U.S. Government Money Market Fund, 0.03% (G)	458,018	458,018

Total Short-Term Investment Company (Cost $458,018)		458,018

OTHER INVESTMENT COMPANY - 1.2%
Securities Lending Collateral - 1.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.04% (G)	1,255,410	1,255,410

Total Other Investment Company (Cost $1,255,410)		1,255,410

Total Investments (Cost $101,216,561)		108,521,236
Net Other Assets (Liabilities) - (0.8)%		(810,425)

Net Assets - 100.0%		$ 107,710,811

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	02/18/2022	USD	2,614,995	AUD	3,606,000	$65,228	$—
JPMS	02/18/2022	USD	1,453,384	CAD	1,824,500	18,082	—
JPMS	02/18/2022	USD	880,252	EUR	775,000	9,282	—
JPMS	02/18/2022	USD	2,550,081	GBP	1,900,000	—	(4,946)
JPMS	02/18/2022	USD	3,005,502	NZD	4,300,000	176,799	—
JPMS	02/18/2022	GBP	702,000	USD	930,169	13,846	—

Total						$283,237	$(4,946)

Transamerica Funds	Page 2

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$7,108,713	$—	$7,108,713
Foreign Government Obligations	—	10,851,742	—	10,851,742
U.S. Government Obligations	—	88,847,353	—	88,847,353
Short-Term Investment Company	458,018	—	—	458,018
Other Investment Company	1,255,410	—	—	1,255,410

Total Investments	$1,713,428	$106,807,808	$—	$108,521,236

Other Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$283,237	$—	$283,237

Total Other Financial Instruments	$—	$283,237	$—	$283,237

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$(4,946)	$—	$(4,946)

Total Other Financial Instruments	$—	$(4,946)	$—	$(4,946)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of January 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Perpetual maturity. The date displayed is the next call date.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,724,319, collateralized by cash collateral of $1,255,410 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $506,355. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the total value of 144A securities is $2,387,605, representing 2.2% of the Fund’s net assets.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2022, the total value of Regulation S securities is $8,633,269, representing 8.0% of the Fund’s net assets.
(F)	Rounds to less than $1 or $(1).
(G)	Rates disclosed reflect the yields at January 31, 2022.
(H)	There were no transfers in or out of Level 3 during the period ended January 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(I)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Funds	Page 3

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATION:

LIBOR	London Interbank Offered Rate

Transamerica Funds	Page 4

Transamerica Inflation-Protected Securities

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Inflation-Protected Securities (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Funds	Page 5

Transamerica Inflation-Protected Securities

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 6